Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
9.	Long-term debt

December 31, 2018

Revolving credit facility	$177,246
3.84% Notes	150,000
Capital leases maturing at various dates through 2022	2,693
Other long-term debt maturing at various dates up to 2023	4,584
334,523
Less: current portion	3,915

Long-term debt - non-current	$330,608

The Company has
$150
million of senior secured notes (the “Senior Notes”) bearing interest at a rate of
3.84%.
The Senior Notes are due on
January 16, 2025,
with
five
annual equal repayments beginning on
January 16, 2021.

The Company has a credit agreement with a syndicate of banks to provide a committed multi-currency revolving credit facility (the “Facility”) of
$250
million. The Facility has a
5
-year term ending
January 2023
and bears interest at
0.25%
to
2.50%
over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for
2018
was
3.75%.
The revolving credit facility had
$67,540
of available un-drawn credit as at
December 31, 2018.
As of
December 31, 2018,
letters of credit in the amount of
$5,214
were outstanding (
$5,389
as at
December 31, 2017).
The Facility requires a commitment fee of
0.25%
to
0.50%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Facility by up to
$100
million, on the same terms and conditions as the original Facility. The Facility is available to fund working capital requirements and other general corporate purposes.

The Facility and the Senior Notes rank equally in terms of seniority. The Company has granted the lenders under the Facility and holders of the Senior Notes various collateral, including an interest in all of the assets of the Company. The covenants under the Facility and the Senior Notes require the Company to maintain certain ratios, including financial leverage, interest coverage and net worth. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended
December 31, 2018
was
3.8%.
The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows:

2019	$3,914
2020	1,916
2021	30,584
2022	30,434
2023 and thereafter	267,675